Stockholders’ Equity (Deficit) (Details) - Schedule of Restricted Stock Shares Granted and Outstanding - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Restricted Stock Shares Granted And Outstanding Abstract
Unvested Restricted Stock, Unvested Beginning	275
Weighted Average Grant Date FV Price, Unvested Beginning	$ 81
Unvested Restricted Stock, Granted		600
Weighted Average Grant Date FV Price, Granted		$ 81
Unvested Restricted Stock, Vested	(190)	(325)
Weighted Average Grant Date FV Price, Vested	$ 81	$ 81
Unvested Restricted Stock, Forfeited	(55)
Weighted Average Grant Date FV Price, Forfeited
Unvested Restricted Stock, Unvested Ending	30	275
Weighted Average Grant Date FV Price, Unvested Ending	$ 81	$ 81
Unvested Restricted Stock, Total unrecognized expense remaining	$ 2,430	$ 22,275,000,000
Unvested Restricted Stock, Weighted-average years expected to be recognized over	3 months	1 year
Weighted Average Grant Date FV Price, Weighted-average years expected to be recognized over